Trade, other receivables and tax receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Schedule of receivables by due date
The following table summarizes Trade, other receivables and tax receivables by due date:

	At December 31
	2018					2017
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total
	(€ million)
Trade receivables	€2,048	€—	€—	€—	€2,048	€2,460	€—	€—	€—	€2,460
Receivables from financing activities	3,304	297	13	310	3,614	2,946	194	—	194	3,140
Other receivables	1,836	1,086	88	1,174	3,010	2,481	414	58	472	2,953
Total Trade and other receivables	€7,188	€1,383	€101	€1,484	€8,672	€7,887	€608	€58	€666	€8,553

Tax receivables	€419	€53	€18	€71	€490	€215	€62	€21	€83	€298

Disclosure of allowance for credit losses
Receivables from financing activities are shown net of an ECL allowance. Changes in the allowance for receivables from financing activities were as follows:

	At January 1, 2018	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2018
	(€ million)
ECL allowance - Receivables from financing activities	€45	€87	€(105)	€—	€27
Trade receivables are shown net of an ECL allowance, which is calculated using the simplified approach. Changes in the allowance for trade receivables were as follows:

	At January 1, 2018	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2018
	(€ million)
ECL allowance - Trade receivables	€269	€56	€(47)	€(31)	€247

Disclosure of credit risk exposure [text block]
The following table provides information about the exposure to credit risk and ECLs for receivables from financing activities:

	At December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Gross amount	2,465	168	35	2,668
ECL allowance	(13)	(2)	(12)	(27)
Carrying amount	2,452	166	23	2,641
The following table provides information about the exposure to credit risk and ECLs for trade receivables:

	At December 31, 2018
	Current and less than 90 days past due	90 days or more past due	Total
Gross amount	1,920	310	2,230
ECL allowance	(65)	(182)	(247)
Carrying amount	1,855	128	1,983

Schedule of receivables from financing activities
Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the Group and are summarized as follows:

	At December 31
	2018	2017
	(€ million)
Dealer financing	€2,654	€2,295
Retail financing	601	420
Finance leases	3	4
Other	356	421
Total Receivables from financing activities	€3,614	€3,140

Disclosure of transferred financial assets that are not derecognised in their entirety
At December 31, 2018 and 2017, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31
	2018			2017
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€30	€427	€457	€22	€335	€357
Carrying amount of the related liabilities (Note 21)	€30	€427	€457	€22	€335	€357